ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure of detailed information about project and royalty generation costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 18,155	$ 16,392
Recoveries from partners	(8,661)	(7,962)
Net Expenditures	9,494	8,430
Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	852	432
Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	4,231	5,322
Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	6,063	4,932
Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,420	1,066
Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	3,740	3,288
Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,537	1,127
Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	312	225
Fennoscandia [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	5,401	3,244
Recoveries from partners	(3,939)	(1,606)
Net Expenditures	1,462	1,638
Fennoscandia [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	357	136
Fennoscandia [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,647	323
Fennoscandia [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,423	1,020
Fennoscandia [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	366	243
Fennoscandia [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	993	1,279
Fennoscandia [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	493	116
Fennoscandia [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	122	127
U.S.A. [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	8,083	9,222
Recoveries from partners	(4,722)	(6,347)
Net Expenditures	3,361	2,875
U.S.A. [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	264	178
U.S.A. [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,372	4,734
U.S.A. [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,979	1,971
U.S.A. [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	11	10
U.S.A. [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,676	2,005
U.S.A. [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	766	310
U.S.A. [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	15	14
Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	499	210
Recoveries from partners	0	0
Net Expenditures	499	210
Turkey [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	79	1
Turkey [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	32	115
Turkey [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	225	7
Turkey [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	84	64
Turkey [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Turkey [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	59	23
Turkey [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	20	0
Australia [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	376	312
Recoveries from partners	0	(9)
Net Expenditures	376	303
Australia [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1	12
Australia [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	60	114
Australia [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	144	5
Australia [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	156	171
Australia [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Australia [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	15	10
Australia [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	175	36
Recoveries from partners	0	0
Net Expenditures	175	36
Canada [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2	0
Canada [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	36
Canada [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	101	0
Canada [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Canada [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	71	0
Canada [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Canada [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1	0
South America and other [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	305	75
Recoveries from partners	0	0
Net Expenditures	305	75
South America and other [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1	0
South America and other [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	37	0
South America and other [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	19	0
South America and other [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	205	64
South America and other [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	4
South America and other [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	29	7
South America and other [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	14	0
General Royalty And Project Investigation [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	3,316	3,293
Recoveries from partners	0	0
Net Expenditures	3,316	3,293
General Royalty And Project Investigation [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	148	105
General Royalty And Project Investigation [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	83	0
General Royalty And Project Investigation [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,172	1,929
General Royalty And Project Investigation [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	598	514
General Royalty And Project Investigation [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
General Royalty And Project Investigation [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	175	661
General Royalty And Project Investigation [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 140	$ 84